SEGMENT INFORMATION - Information about assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SEGMENT INFORMATION
Total assets	¥ 79,998,498	¥ 73,648,628
Design, build-out and operation of data centers
SEGMENT INFORMATION
Equity method investments	10,045,008	7,538,215
Total assets	¥ 79,998,498	¥ 73,648,628